Operating Lease Obligations (Schedule of Future Minimum Rental Payments) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Operating Lease Obligations [Abstract]
2013	$ 119
2014	110
2015	89
2016	83
2017	44
Total minimum payments required	$ 445